VALUED ADVISERS TRUST

225 Pictoria Dr.

Suite 450

Cincinnati, Ohio 45246

August 12, 2026

Securities & Exchange Commission

Division of Investment Management

450 5th Street, NW

Washington, DC  20549

Re:  Valued Advisers Trust (“Registrant”) (SEC File Nos. 811-22208 and 333-151672)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Prospectus and Statement of Additional Information with respect to the m+ DualYield Autocall ETF, m+ DynaBuffer ETF, m+ Nasdaq-100 Accelerator Autocall ETF, and m+ Income Momentum Autocall ETF, that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 439 to the Registration Statement, and (2) the text of Post-Effective Amendment No. 439 has been filed electronically.

If you have any questions or would like further information, please contact me at (513) 869-4300.

Sincerely,

/s/ Carol J. Highsmith

Carol J. Highsmith

Vice President